Loss Per Share - Schedule of outstanding shares of potentially dilutive securities (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Line Items]
Excluded from the computation of diluted net loss per share attributable to common stockholders	474,822,489	441,896,161
Stock Options Outstanding [Member]
Earnings Per Share [Line Items]
Excluded from the computation of diluted net loss per share attributable to common stockholders	90,082,089	95,062,546
Redeemable Convertible Preferred Stock [Member]
Earnings Per Share [Line Items]
Excluded from the computation of diluted net loss per share attributable to common stockholders	383,532,609	343,641,595
Unvested Restricted Stock [Member]
Earnings Per Share [Line Items]
Excluded from the computation of diluted net loss per share attributable to common stockholders	1,207,791	3,192,020